DBX ETF Trust | 1
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond ETF
August 31, 2025 (Unaudited)
Principal
Amount $ Value $
MUNICIPAL BONDS — 97.5%
Arizona — 2.7%
City of Phoenix Civic
Improvement Corp.,
Intergovernmental,
Series A, 5.00%, 7/1/45
705,000 717,845
Salt River Project Agricultural
Improvement & Power
District, Electric, Power &
Light Revenue,
Series B, 5.25%, 1/1/53
2,650,000 2,745,996
(Cost $3,652,579)
3,463,841
California — 16.8%
Bay Area Toll Authority, Highway
Revenue Tolls,
Sub-Series S-8, 3.00%, 4/1/54
535,000 367,909
Series F-1, 5.00%, 4/1/54
500,000 511,392
Series F-2, 2.60%, 4/1/56
160,000 98,270
California Enterprise
Development Authority
Series A, 5.25%, 11/1/49
500,000 518,366
Series A, 5.25%, 11/1/54
100,000 103,078
Series A, 5.50%, 11/1/59
550,000 576,160
City of Los Angeles Department
of Airports, Private Airport &
Marina Revenue,
Series B, 5.00%, 5/15/45
260,000 266,465
Series C, AMT, 5.00%,
5/15/45
50,000 49,628
Series A, AMT, 5.00%,
5/15/46
600,000 594,932
Series B, 5.00%, 5/15/48
250,000 254,008
Series E, 5.00%, 5/15/48
20,000 20,217
Series D, AMT, 5.00%, 5/15/49
100,000 98,626
Series A, AMT, 5.00%, 5/15/51
135,000 132,945
City of Riverside CA Electric
Revenue, Electric, Power &
Light Revenue,
Series A, 5.00%, 10/1/49
150,000 154,183
City of San Francisco CA Public
Utilities Commission Water
Revenue, Water Revenue,
Series D, 3.00%, 11/1/50
340,000 235,477
Series C, 4.00%, 11/1/50
600,000 513,987
Series A, 5.00%, 11/1/50
500,000 506,021
East Bay Municipal Utility
District Water System
Revenue, Water Revenue,
Series A, 5.00%, 6/1/50
500,000 519,797
Los Angeles Department of
Water & Power Power System
Revenue, Electric, Power &
Light Revenue,
Series B, 5.00%, 7/1/40
260,000 264,575
Principal
Amount $ Value $
Los Angeles Department of
Water & Power Water System
Revenue, Water Revenue,
Series A, 5.00%, 7/1/41
270,000 274,568
Series A, 5.00%, 7/1/50
210,000 210,137
Series A, 5.25%, 7/1/53
800,000 813,880
Los Angeles Department of
Water & Power, Electric,
Power & Light Revenue,
Series E, 5.00%, 7/1/38
500,000 527,827
Series B, 5.00%, 7/1/45
45,000 45,132
Series D, 5.00%, 7/1/47
500,000 504,661
Series B, 5.00%, 7/1/48
500,000 499,621
Series A, 5.00%, 7/1/51
1,000,000 999,001
Series B, 5.00%, 7/1/51
280,000 279,720
Metropolitan Water District of
Southern California, Water
Revenue,
Series C, 5.00%, 7/1/39
25,000 26,508
Series C, 5.00%, 7/1/40
100,000 105,163
Series A, 5.00%, 4/1/48
265,000 275,230
Riverside County Transportation
Commission, Highway
Revenue Tolls,
Series B-1, 4.00%, 6/1/46
10,000 8,572
Series B-1, 3.00%, 6/1/49
650,000 445,945
Sacramento Municipal Utility
District, Electric, Power &
Light Revenue,
Series H, 5.00%, 8/15/50
40,000 40,660
San Diego County Regional
Airport Authority, Private
Airport & Marina Revenue,
Series A, 5.00%, 7/1/49
200,000 199,985
Series B, AMT, 4.00%, 7/1/51
700,000 586,871
Series A, 5.00%, 7/1/51
500,000 504,837
Series B, AMT, 5.00%, 7/1/51
1,100,000 1,084,778
Series A, 5.00%, 7/1/56
1,300,000 1,309,061
San Francisco City & County
Airport Comm -San Francisco
International Airport, Private
Airport & Marina Revenue,
Series A, AMT, 5.00%, 5/1/44
810,000 810,175
Series D, 5.00%, 5/1/48
75,000 73,746
Series A, AMT, 4.00%, 5/1/49
990,000 823,377
Series A, AMT, 5.00%, 5/1/49
400,000 392,354
Series E, AMT, 5.00%, 5/1/50
370,000 361,615
Series B, 5.00%, 5/1/52
500,000 505,960
Series A, 5.25%, 5/1/55
800,000 807,188
Series A, 5.50%, 5/1/55
600,000 620,868
San Francisco City & County
Public Utilities Commission
Wastewater Revenue, Sewer
Revenue,
Series C, 5.00%, 10/1/49
200,000 205,129

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond ETF
(Continued)
August 31, 2025 (Unaudited)
Principal
Amount $ Value $
Series C, 5.00%, 10/1/54
700,000 712,788
San Francisco Municipal
Transportation Agency,
Transit Revenue,
Series C, 4.00%, 3/1/51
40,000 34,623
Series C, 5.00%, 3/1/51
500,000 507,762
Southern California Public Power
Authority, Intergovernmental,
5.00%, 7/1/53
1,400,000 1,396,020
State of California Department
of Water Resources, Water
Revenue,
Series BB, 5.00%, 12/1/35
45,000 49,405
(Cost $24,290,492)
21,829,203
Colorado — 3.2%
Arkansas River Power Authority,
Electric, Power & Light
Revenue,
Series A, 5.00%, 10/1/43
215,000 211,340
City & County of Denver Co.
Airport System Revenue,
Private Airport & Marina
Revenue,
Series A, 5.50%, 11/15/35
400,000 442,624
Series A, 5.00%, 11/15/36
265,000 277,463
Sub-Series  A, AMT, 5.00%,
12/1/36
300,000 321,300
Series A, AMT, 4.00%, 12/1/43
650,000 567,943
Series A, 5.00%, 11/15/47
100,000 98,831
Series A, AMT, 5.00%, 12/1/48
700,000 683,481
Sub-Series B, 5.00%, 12/1/48
40,000 39,914
Series D, 5.00%, 11/15/53
600,000 591,156
Series A, 5.50%, 11/15/53
300,000 307,886
City & County of Denver
Co. Dedicated Excise Tax
Revenue, Hotel Occupancy
Tax,
Series A, 4.00%, 8/1/51
700,000 591,391
City of Colorado Springs CO
Utilities System Revenue,
Multiple Utility Revenue,
Series B, 4.00%, 11/15/51
100,000 86,527
(Cost $4,692,923)
4,219,856
Connecticut — 0.3%
State of Connecticut Special
Tax Revenue, Fuel Sales Tax
Revenue,
5.00%, 5/1/37
100,000 105,422
5.00%, 5/1/38
100,000 104,733
5.00%, 5/1/40
120,000 123,929
(Cost $368,913)
334,084
District of Columbia — 1.9%
District of Columbia, Income Tax
Revenue,
Series C, 4.00%, 5/1/45
500,000 444,452
Principal
Amount $ Value $
Series C, 5.00%, 5/1/45
170,000 172,336
Metropolitan Washington
Airports Authority Aviation
Revenue, Private Airport &
Marina Revenue,
Series A, AMT, 5.00%, 10/1/46
600,000 591,841
Metropolitan Washington
Airports Authority Dulles
Toll Road Revenue, Highway
Revenue Tolls,
Series B, 5.00%, 10/1/47
500,000 492,883
Series B, 4.00%, 10/1/53
900,000 726,817
(Cost $2,898,441)
2,428,329
Florida — 8.3%
Broward County FL Water &
Sewer Utility Revenue, Water
Revenue,
Series A, 4.00%, 10/1/47
240,000 215,891
Central Florida Expressway
Authority, Highway Revenue
Tolls,
Series D, 5.00%, 7/1/35
40,000 43,173
City of Fort Lauderdale Fl Water
& Sewer Revenue, Water
Revenue,
Series B, 5.50%, 9/1/48
400,000 423,169
City of Gainesville Fl Utilities
System Revenue, Multiple
Utility Revenue,
Series A, 5.00%, 10/1/47
215,000 215,074
City of Miami Fl , Miscellaneous
Taxes,
Series A, 5.00%, 3/1/48
200,000 201,221
City of Tampa FL Water &
Wastewater System Revenue,
Water Revenue,
Series A, 5.00%, 10/1/54
1,000,000 1,004,838
Series A, 5.25%, 10/1/57
300,000 307,831
County of Broward FL Airport
System Revenue, Private
Airport & Marina Revenue,
Series A, AMT, 4.00%,
10/1/44
100,000 87,328
County of Lee Fl Airport
Revenue, Private Airport &
Marina Revenue,
5.25%, 10/1/54
400,000 402,006
County of Manatee FL Public
Utilities Revenue, Water
Revenue
4.00%, 10/1/48
550,000 477,469
County of Miami-Dade FL
Aviation Revenue, Private
Airport & Marina Revenue,
Series A, AMT, 4.00%,
10/1/44
400,000 345,772
Series A, AMT, 5.00%, 10/1/49
380,000 369,614

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond ETF
(Continued)
August 31, 2025 (Unaudited)
Principal
Amount $ Value $
County of Miami-Dade FL Transit
System, Sales Tax Revenue,
Series A, 4.00%, 7/1/49
500,000 425,429
Series A, 4.00%, 7/1/50
90,000 75,952
County of Miami-Dade FL Water
& Sewer System Revenue,
Water Revenue,
4.00%, 10/1/46
255,000 223,857
4.00%, 10/1/48
450,000 388,589
Series B, 4.00%, 10/1/49
500,000 423,353
4.00%, 10/1/51
275,000 233,828
4.00%, 10/1/51
100,000 83,032
County of Miami-Dade Seaport
Department, Private Airport &
Marina Revenue,
Series A, 5.25%, 10/1/52
1,200,000 1,191,582
Greater Orlando Aviation
Authority, Private Airport &
Marina Revenue,
Series A, AMT, 5.00%,
10/1/44
165,000 163,962
Series A, AMT, 4.00%, 10/1/52
300,000 243,225
Sub-Series A, AMT, 5.00%,
10/1/52
605,000 591,126
Hillsborough County Aviation
Authority, Private Airport &
Marina Revenue,
Series F, 5.00%, 10/1/48
195,000 194,592
Series A, AMT, 4.00%, 10/1/52
200,000 165,895
JEA Water & Sewer System
Revenue, Water Revenue,
Series A, 5.25%, 10/1/49
1,250,000 1,288,772
Orlando Utilities Commission,
Water Revenue,
Series A, 5.00%, 10/1/48
200,000 202,147
State of Florida Department
of Transportation Turnpike
System Revenue, Highway
Revenue Tolls,
Series B, 4.00%, 7/1/51
500,000 436,805
Tampa Bay Water, Water
Revenue,
5.00%, 10/1/52
400,000 407,193
(Cost $12,161,569)
10,832,725
Georgia — 1.8%
City of Atlanta GA Department
of Aviation, Private Airport &
Marina Revenue,
Series B, AMT, 4.00%, 7/1/49
200,000 168,622
Series A-1, 5.00%, 7/1/49
540,000 549,999
Georgia Ports Authority, Private
Airport & Marina Revenue,
4.00%, 7/1/51
765,000 659,014
5.25%, 7/1/52
200,000 205,787
Principal
Amount $ Value $
Main Street Natural Gas, Inc.,
Natural Gas Revenue,
Series A, 5.00%, 5/15/43
30,000 29,970
Municipal Electric Authority of
Georgia, Nuclear Revenue,
Series A, 5.50%, 7/1/63
750,000 761,880
(Cost $2,535,108)
2,375,272
Hawaii — 0.4%
State of Hawaii Airports System
Revenue, Private Airport &
Marina Revenue,
Series A, AMT, 5.00%, 7/1/51
(Cost $529,914)
500,000 491,671
Illinois — 5.1%
Chicago O'Hare International
Airport, Private Airport &
Marina Revenue,
Series A, AMT, 4.00%, 1/1/43
115,000 100,698
Series A, 4.50%, 1/1/48
570,000 511,015
Series A, 5.00%, 1/1/48
200,000 194,738
Series A, 5.25%, 1/1/48
1,000,000 1,002,928
Series B, 5.25%, 1/1/53
110,000 112,309
Series A, AMT, 5.00%, 1/1/55
500,000 484,273
Series B, 5.25%, 1/1/56
200,000 202,021
Series A, 5.50%, 1/1/59
1,150,000 1,171,443
Series B, 5.50%, 1/1/59
1,000,000 1,029,536
Chicago Transit Authority Sales
Tax Receipts Fund, Sales Tax
Revenue,
Series A, 5.00%, 12/1/52
160,000 155,795
Series A, 5.00%, 12/1/57
600,000 577,659
City of Chicago IL Wastewater
Transmission Revenue, Sewer
Revenue,
Series A, 5.25%, 1/1/48
85,000 87,263
City of Chicago IL Waterworks
Revenue, Water Revenue,
Series A, 5.50%, 11/1/62
200,000 205,136
Illinois State Toll Highway
Authority, Highway Revenue
Tolls,
Series A, 5.00%, 1/1/41
30,000 30,668
Series A, 5.00%, 1/1/45
775,000 779,105
(Cost $7,124,365)
6,644,587
Kentucky — 0.8%
Kenton County Airport Board,
Private Airport & Marina
Revenue,
Series A, 5.25%, 1/1/49
(Cost $1,068,765)
1,000,000 1,003,940

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond ETF
(Continued)
August 31, 2025 (Unaudited)
Principal
Amount $ Value $
Louisiana — 0.9%
East Baton Rouge Sewerage
Commission, Sewer Revenue,
Series A, 4.00%, 2/1/45
245,000 219,855
Jefferson Sales Tax District,
Sales Tax Revenue,
Series B, 4.00%, 12/1/42
115,000 104,538
Louisiana Stadium & Exposition
District, Hotel Occupancy Tax,
Series A, 5.00%, 7/1/48
450,000 448,710
Series A, 5.25%, 7/1/53
420,000 424,890
(Cost $1,319,551)
1,197,993
Maryland — 0.6%
Maryland State Transportation
Authority, Highway Revenue
Tolls,
4.00%, 7/1/50
650,000 562,848
Series A, 5.00%, 7/1/51
255,000 255,923
(Cost $987,012)
818,771
Massachusetts — 1.5%
Massachusetts Bay
Transportation Authority
Sales Tax Revenue, Sales Tax
Revenue,
Series A-1, 4.00%, 7/1/51
605,000 524,354
Massachusetts Port Authority,
Private Airport & Marina
Revenue,
Series C, AMT, 5.00%, 7/1/44
400,000 399,904
Series E, AMT, 5.00%, 7/1/46
500,000 495,765
Series E, AMT, 5.00%, 7/1/51
505,000 498,012
(Cost $2,169,444)
1,918,035
Michigan — 0.9%
Lansing Board of Water &
Light, Electric, Power & Light
Revenue,
Series A, 5.00%, 7/1/44
400,000 402,587
State of Michigan Trunk Line
Revenue, Fuel Sales Tax
Revenue,
Series B, 4.00%, 11/15/45
800,000 713,259
(Cost $1,288,055)
1,115,846
Minnesota — 0.0%
Minneapolis-St Paul
Metropolitan Airports
Commission, Private Airport &
Marina Revenue,
Series A, 5.00%, 1/1/52
(Cost $42,808)
40,000 40,057
Principal
Amount $ Value $
Nebraska — 0.3%
Omaha Airport Authority, Private
Airport & Marina Revenue,
5.25%, 12/15/54
(Cost $422,240)
400,000 402,907
Nevada — 0.5%
County of Clark NV, Fuel Sales
Tax Revenue,
4.00%, 7/1/40
500,000 474,229
Las Vegas Convention & Visitors
Authority, Hotel Occupancy
Tax,
Series B, 4.00%, 7/1/49
290,000 242,073
(Cost $775,973)
716,302
New Jersey — 1.9%
New Jersey Turnpike Authority,
Highway Revenue Tolls,
Series A, 4.00%, 1/1/48
45,000 39,841
Series A, 5.00%, 1/1/48
740,000 743,920
Series B, 5.25%, 1/1/52
1,005,000 1,033,420
South Jersey Transportation
Authority, Highway Revenue
Tolls,
Series A, 4.625%, 11/1/47
100,000 93,453
Series A, 5.25%, 11/1/52
500,000 508,472
(Cost $2,507,482)
2,419,106
New York — 22.6%
Battery Park City Authority,
Miscellaneous Revenue,
Series A, 5.00%, 11/1/48
65,000 66,574
Series A, 5.00%, 11/1/53
225,000 229,206
Long Island Power Authority,
Electric, Power & Light
Revenue,
Series E, 5.00%, 9/1/48
350,000 352,632
Series A, 5.00%, 9/1/54
300,000 301,522
Metropolitan Transportation
Authority Dedicated Tax Fund,
Fuel Sales Tax Revenue,
Series B-2, 5.00%, 11/15/46
1,000,000 1,015,727
Series B-2, 5.00%, 11/15/47
400,000 404,741
Metropolitan Transportation
Authority, Transit Revenue,
Series E, 4.00%, 11/15/45
1,000,000 849,051
Series C-1, 4.75%, 11/15/45
500,000 479,304
Sub-Series A, 5.00%, 11/15/45
75,000 74,996
Series D, 4.00%, 11/15/46
790,000 657,248
Series D-2, 4.00%, 11/15/48
630,000 528,172
Series A-1-GROUP 1, 5.00%,
11/15/48
600,000 589,835
Series D-3, 4.00%, 11/15/49
140,000 116,521
Series D-3, 4.00%, 11/15/50
250,000 206,986
Series C-1, 5.25%, 11/15/55
500,000 498,460

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond ETF
(Continued)
August 31, 2025 (Unaudited)
Principal
Amount $ Value $
New York City Municipal Water
Finance Authority, Water
Revenue,
Series AA, 5.00%, 6/15/40
95,000 98,500
Series AA-2, 4.00%, 6/15/42
100,000 91,673
Series BB2, 4.00%, 6/15/42
40,000 36,669
Series BB-1, 5.00%, 6/15/44
140,000 142,508
Series BB-1, 4.00%, 6/15/45
255,000 228,466
Series GG-1, 5.00%, 6/15/48
210,000 210,856
Series BB-1, 4.00%, 6/15/49
200,000 172,160
Series CC-1, 4.00%, 6/15/49
200,000 172,160
Series FF-1, 4.00%, 6/15/49
15,000 12,891
Series BB-1, 5.00%, 6/15/49
270,000 271,272
Series BB-1, 4.00%, 6/15/50
285,000 246,589
Sub-Series DD-1, 4.00%,
6/15/50
600,000 518,276
Series AA-1, 5.00%, 6/15/50
140,000 140,451
Series AA-1, 3.00%, 6/15/51
300,000 209,850
Series CC-1, 5.00%, 6/15/51
250,000 250,084
Series CC-1, 4.00%, 6/15/52
850,000 728,756
Series CC-1, 5.00%, 6/15/52
400,000 399,529
Series AA-1, 5.25%, 6/15/52
505,000 515,759
Sub-Series AA-1, 5.25%,
6/15/53
200,000 205,824
Series BB, Sub-Series BB-1,
5.25%, 6/15/54
400,000 411,626
Series CC, Sub-Series CC-1,
5.25%, 6/15/54
900,000 928,735
New York City Transitional
Finance Authority, Income Tax
Revenue,
Series F, Sub Series F-1,
5.00%, 11/1/39
180,000 193,189
New York Power Authority,
Electric, Power & Light
Revenue,
Series A, 4.00%, 11/15/47
115,000 100,945
New York State Environmental
Facilities Corp., Water
Revenue,
Series A, 5.00%, 6/15/51
500,000 504,495
New York Transportation
Development Corp., Private
Airport & Marina Revenue,
5.00%, 6/30/49
450,000 433,586
5.25%, 6/30/49
500,000 480,264
6.00%, 6/30/54
1,000,000 1,016,118
5.125%, 6/30/60
1,000,000 967,629
5.375%, 6/30/60
800,000 759,609
5.50%, 6/30/60
1,300,000 1,251,223
Port Authority of New York &
New Jersey, Private Airport &
Marina Revenue,
Series 224, 4.00%, 7/15/51
15,000 12,741
Principal
Amount $ Value $
Triborough Bridge & Tunnel
Authority Sales Tax Revenue,
Sales Tax Revenue,
Series A, 4.00%, 5/15/48
360,000 313,510
Series D-2, 5.50%, 5/15/52
650,000 679,096
Series A, 5.00%, 5/15/53
95,000 95,667
Series A, 4.00%, 5/15/57
1,000,000 831,597
Series A, 4.25%, 5/15/58
600,000 528,742
Series A, 4.50%, 5/15/63
450,000 411,257
Seies A-3, 5.25%, 5/15/64
300,000 306,834
Series A-2, 5.25%, 5/15/64
1,400,000 1,433,730
Triborough Bridge & Tunnel
Authority, Fuel Sales Tax
Revenue,
Series D-1A, 5.00%, 11/15/39
510,000 536,817
Series D-2, 5.25%, 5/15/47
1,000,000 1,029,331
Triborough Bridge & Tunnel
Authority, Miscellaneous
Taxes,
Series C-1A, 4.00%, 5/15/46
600,000 533,293
Series C-3, 3.00%, 5/15/51
600,000 419,684
Series A-1, 5.00%, 5/15/51
2,000,000 2,008,741
Series C-1A, 5.00%, 5/15/51
225,000 226,059
Series A, 5.25%, 12/1/54
850,000 869,322
Series A, 5.50%, 12/1/59
1,000,000 1,041,260
(Cost $32,540,976)
29,348,348
North Carolina — 2.2%
City of Charlotte NC Airport
Revenue, Private Airport &
Marina Revenue,
Series A, 5.00%, 7/1/48
1,310,000 1,333,257
City of Charlotte Nc Water &
Sewer System Revenue,
Water Revenue,
5.00%, 7/1/49
1,010,000 1,043,427
5.00%, 7/1/54
250,000 256,637
County of Union NC Enterprise
System Revenue, Water
Revenue,
3.00%, 6/1/51
300,000 203,300
(Cost $2,905,111)
2,836,621
Ohio — 1.5%
Columbus Regional Airport
Authority, Private Airport &
Marina Revenue,
Series A, 5.50%, 1/1/50
1,000,000 1,023,883
Franklin County Convention
Facilities Authority, Industrial
Revenue,
5.00%, 12/1/51
100,000 87,339
Ohio Turnpike & Infrastructure
Commission, Highway
Revenue Tolls,
Series A, 5.00%, 2/15/39
350,000 374,036
Series A, 5.00%, 2/15/46
275,000 278,450

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond ETF
(Continued)
August 31, 2025 (Unaudited)
Principal
Amount $ Value $
Ohio Water Development
Authority, Intergovernmental,
5.00%, 6/1/46
225,000 229,065
(Cost $2,094,938)
1,992,773
Oklahoma — 0.9%
Oklahoma City Water Utilities
Trust, Water Revenue,
5.25%, 7/1/64
500,000 514,920
Oklahoma Turnpike Authority,
Highway Revenue Tolls,
Series A, 5.25%, 1/1/50
265,000 273,403
5.50%, 1/1/53
320,000 333,356
(Cost $1,176,041)
1,121,679
Oregon — 1.2%
Port of Portland Or Airport
Revenue, Private Airport &
Marina Revenue,
Series 28, AMT, 5.00%, 7/1/52
100,000 97,967
Port of Portland OR Airport
Revenue, Private Airport &
Marina Revenue,
Series 25B, AMT, 5.00%,
7/1/44
315,000 313,404
Series 28, AMT, 4.00%, 7/1/47
500,000 425,821
State of Oregon Department of
Transportation, Fuel Sales Tax
Revenue,
Series A, 5.00%, 11/15/40
700,000 728,298
(Cost $1,665,451)
1,565,490
Pennsylvania — 5.1%
Allegheny County Airport
Authority, Private Airport &
Marina Revenue,
Series A, AMT, 4.00%, 1/1/46
700,000 600,372
Series A, AMT, 5.00%, 1/1/51
500,000 485,972
Series A, 5.50%, 1/1/53
500,000 509,355
City of Philadelphia PA Water &
Wastewater, Water Revenue,
Series A, 5.00%, 11/1/45
515,000 515,408
Series A, 5.00%, 10/1/48
35,000 34,783
Series A, 5.00%, 11/1/50
500,000 495,349
Pennsylvania Turnpike
Commission, Fran. Tax & Bus.
LIC Fees,
Series A, 5.00%, 12/1/48
480,000 482,369
Pennsylvania Turnpike
Commission, Highway
Revenue Tolls,
Series A, 5.00%, 12/1/44
230,000 228,122
Series A, 4.00%, 12/1/46
20,000 17,167
Series B, 4.00%, 12/1/46
390,000 333,856
Series C, 5.00%, 12/1/46
45,000 45,335
Series A, 5.00%, 12/1/47
55,000 55,289
Sub-Series A, 4.00%, 12/1/49
285,000 250,075
Principal
Amount $ Value $
Series A, 5.00%, 12/1/49
15,000 15,052
Series A, 4.00%, 12/1/50
255,000 212,036
Series B, 5.00%, 12/1/50
1,705,000 1,711,190
Series A, 4.00%, 12/1/51
65,000 54,923
Series B, 4.00%, 12/1/51
300,000 247,743
Series B, 5.00%, 12/1/51
15,000 15,022
Philadelphia Gas Works Co.,
Natural Gas Revenue,
Series A, 5.25%, 8/1/54
300,000 305,358
(Cost $7,522,046)
6,614,776
South Carolina — 1.1%
Charleston County Airport
District, Private Airport &
Marina Revenue,
Series A, 5.25%, 7/1/54
200,000 200,975
Series B, 5.25%, 7/1/54
300,000 306,366
South Carolina Public Service
Authority, Electric, Power &
Light Revenue,
Series A, 4.00%, 12/1/42
475,000 427,127
Series A, 4.00%, 12/1/52
600,000 495,096
(Cost $1,589,675)
1,429,564
Tennessee — 1.5%
City of Clarksville TN Water
Sewer & Gas Revenue, Water
Revenue,
Series A, 4.00%, 2/1/51
380,000 324,363
Metropolitan Government of
Nashville & Davidson County
TN Electric Revenue, Electric,
Power & Light Revenue,
Series A, 5.00%, 5/15/46
245,000 246,240
Metropolitan Nashville Airport
Authority, Private Airport &
Marina Revenue,
Series B, AMT, 5.25%, 7/1/47
400,000 403,442
Series B, AMT, 5.00%, 7/1/49
125,000 121,764
Series B, AMT, 4.00%, 7/1/54
550,000 439,458
Series B, AMT, 5.00%, 7/1/54
500,000 485,111
(Cost $2,330,206)
2,020,378
Texas — 9.8%
Central Texas Regional Mobility
Authority, Highway Revenue
Tolls,
Series E, 5.00%, 1/1/45
100,000 100,304
Series B, 5.00%, 1/1/46
300,000 300,317
Series B, 4.00%, 1/1/51
50,000 42,373
City of Austin TX Airport System
Revenue, Private Airport &
Marina Revenue,
5.25%, 11/15/47
100,000 100,540
5.00%, 11/15/52
200,000 194,196

DBX ETF Trust | 7
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond ETF
(Continued)
August 31, 2025 (Unaudited)
Principal
Amount $ Value $
City of Austin TX Electric Utility
Revenue, Electric, Power &
Light Revenue,
Series B, 5.00%, 11/15/44
125,000 126,578
City of Austin TX Water &
Wastewater System Revenue,
Water Revenue,
Series C, 5.00%, 11/15/50
305,000 307,366
City of Corpus Christi TX Utility
System Revenue, Water
Revenue,
4.25%, 7/15/54
635,000 562,659
City of Dallas TX Waterworks
& Sewer System Revenue,
Water Revenue,
Series C, 4.00%, 10/1/49
110,000 92,987
City of El Paso TX Water &
Sewer Revenue, Water
Revenue,
5.25%, 3/1/49
400,000 412,041
City of Georgetown TX Utility
System Revenue, Multiple
Utility Revenue,
4.25%, 8/15/47
500,000 456,162
City of Houston TX Airport
System Revenue, Private
Airport & Marina Revenue,
Sub-Series A, AMT, 4.00%,
7/1/46
575,000 489,402
City of Houston TX Combined
Utility System, Water
Revenue,
Series C, 4.00%, 11/15/43
165,000 145,921
Series C, 3.00%, 11/15/47
145,000 104,634
Series C, 4.00%, 11/15/49
55,000 46,832
City of San Antonio TX Electric
& Gas Systems Revenue,
Electric, Power & Light
Revenue,
Series A, 5.00%, 2/1/46
260,000 260,264
County of Harris TX Toll Road
Revenue, Highway Revenue
Tolls,
Series A, 5.25%, 8/15/49
500,000 519,895
Series A, 5.25%, 8/15/54
200,000 206,932
Dallas Fort Worth International
Airport
Series B, 5.00%, 11/1/47
600,000 604,041
Dallas Fort Worth International
Airport, Private Airport &
Marina Revenue,
Series B, 4.00%, 11/1/45
105,000 94,729
Harris County Toll Road
Authority, Highway Revenue
Tolls,
4.00%, 8/15/50
670,000 575,310
Principal
Amount $ Value $
Harris County-Houston Sports
Authority, Hotel Occupancy
Tax,
Series A, 3.125%, 11/15/56
110,000 72,040
Lower Colorado River Authority,
Intergovernmental,
5.00%, 5/15/47
250,000 250,033
North Texas Tollway Authority,
Highway Revenue Tolls,
4.125%, 1/1/39
500,000 500,736
Series A, 5.00%, 1/1/40
120,000 125,214
4.25%, 1/1/49
30,000 25,362
Series B, 3.00%, 1/1/51
250,000 166,682
Port Authority of Houston of
Harris County Texas, Private
Airport & Marina Revenue,
5.00%, 10/1/53
650,000 650,889
San Antonio Water System,
Water Revenue,
Series A, 5.00%, 5/15/46
325,000 327,917
Series A, 4.00%, 5/15/51
335,000 282,829
Texas Water Development
Board, Water Revenue,
Series A, 5.00%, 10/15/44
275,000 284,317
4.00%, 10/15/45
320,000 283,948
Series A, 5.00%, 10/15/49
540,000 549,068
4.00%, 4/15/51
525,000 448,887
Series A, 5.25%, 10/15/51
450,000 463,873
4.80%, 10/15/52
400,000 400,238
Series A, 5.00%, 10/15/53
1,000,000 1,011,733
Series A, 5.00%, 10/15/58
1,100,000 1,107,973
(Cost $14,174,568)
12,695,222
Utah — 1.5%
City of Salt Lake City UT Airport
Revenue, Private Airport &
Marina Revenue,
Series A, AMT, 5.00%, 7/1/48
750,000 735,427
Series A, AMT, 5.25%, 7/1/48
225,000 225,128
Intermountain Power Agency,
Electric, Power & Light
Revenue,
Series A, 5.00%, 7/1/42
1,000,000 1,006,565
(Cost $2,090,827)
1,967,120
Virginia — 0.7%
Hampton Roads Transportation
Accountability Commission,
Appropriations,
Series A, 4.00%, 7/1/45
275,000 247,086
Series A, 5.00%, 7/1/50
40,000 40,152
Series A, 4.00%, 7/1/55
700,000 592,216
(Cost $1,120,612)
879,454

8 | DBX ETF Trust
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond ETF
(Continued)
August 31, 2025 (Unaudited)
Hidden Row
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
RVNU-PH1
Principal
Amount $ Value $
Washington — 1.3%
Central Puget Sound Regional
Transit Authority, Sales Tax
Revenue,
Series S-1, 4.00%, 11/1/46
700,000 622,790
Energy Northwest, Nuclear
Revenue,
Series A, 5.00%, 7/1/39
105,000 112,841
Port of Seattle WA, Private
Airport  & Marina Revenue,
AMT, 5.00%, 4/1/44
500,000 493,706
Series B, AMT, 5.00%, 8/1/47
500,000 491,879
(Cost $1,969,873)
1,721,216
Principal
Amount $ Value $
West Virginia — 0.2%
West Virginia Parkways
Authority, Highway Revenue
Tolls,
5.00%, 6/1/47
(Cost $297,280)
250,000 251,778
TOTAL MUNICIPAL BONDS
(Cost $140,313,238)
126,696,944
TOTAL INVESTMENTS — 97.5%
(Cost $140,313,238)
126,696,944
Other assets and liabilities,
net — 2.5%
3,275,667
NET ASSETS — 100.0%
129,972,611
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
AMT: Alternative Minimum Tax
Assets Level 1 Level 2 Level 3 Total
Municipal Bonds (a)
$ — $ 126,696,944 $ — $ 126,696,944
TOTAL
$ — $ 126,696,944 $ — $ 126,696,944
(a)
See Schedule of Investments for additional detailed categorizations.